Accounts payable and accrued expenses - Summary of Accounts Payable and Accrued Expenses (Detail) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Accounts Payable And Accrued Expenses [Line Items]
Total accounts payable and accrued expenses	$ 58,024	$ 51,577
Marketing suppliers
Accounts Payable And Accrued Expenses [Line Items]
Total accounts payable and accrued expenses	20,212	17,345
Unbilled suppliers
Accounts Payable And Accrued Expenses [Line Items]
Total accounts payable and accrued expenses	15,868	16,554
Other suppliers
Accounts Payable And Accrued Expenses [Line Items]
Total accounts payable and accrued expenses	$ 21,944	$ 17,678